Property and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Purchase of property and equipment	€ 126,592	€ 28,025
Depreciation of property and equipment	€ 11,814	€ 19,424	€ 5,069